CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,880,993)	$ 2,219,434	$ 5,849,443	$ 1,773,401
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	154,765	166,071	599,979	601,826
Bad debt expense		13,749.00	9,753	5,746
Unrealized gain on investments	1,059	(1,067)	(582)	(5,113)
Gain on disposal of equipment	23,407	(2,100)	18,813
Operating lease right of use asset - non-cash lease cost	164,637	128,320	614,506	379,923
Stock-based vendor compensation				152,250
Deferred taxes			(19,092)	44,163
Inventory provision	0	0	65,021	10,317
Realized gain on sale of investments				(121,834)
(Increase) decrease in operating assets:
Accounts receivable, net	(397,282)	(205,324)	(306,596)	193,546
Accounts receivable - related party	276,224	433,110	572,863	(1,573,771)
Prepaid income taxes and tax receivable	(111,698)	859,118	114,083	915,203
Inventories	(154,924)	(137,859)	(787,081)	(202,079)
Other current assets	129,731	134,208	223,590	(256,656)
Increase (decrease) in operating liabilities:
Accounts payable, accrued expenses and legal settlement	2,786,828	(179,660)
Operating lease liabilities	(166,417)	(129,324)	(361,823)	(380,460)
Expense waivers - related party	38,328	306,653	(352,207)	96,070
Net cash provided by operating activities	863,665	3,605,329	7,219,396	1,661,495
Accounts payable and accrued expenses			978,726	28,963
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for acquisition of business		(723,150)	(1,115,545)
Purchase of real estate and equipment	(3,560)	(5,657)
Sale of investments	506,462			4,121,742
Purchase of investments	(423)	(2,694)	(7,827)	(2,043,031)
Net cash (used in) provided by investing activities	502,479	(731,501)	(1,201,093)	1,301,447
Cash paid for internally developed software				(217,990)
Purchase of property, plant and equipment			(77,721)	(559,274)
Reclassification of building deposit from other current assets to property, plant and equipment, net				178,276
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of property and equipment loans	(3,584)	(3,282)	(28,434)	(96,659)
Net cash (used in) provided by financing activities	(3,584)	(3,282)	(28,434)	289,069
Effect of exchange rate change on cash, cash equivalents and restricted cash			271,033	78,780
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	1,208,184	3,081,543	6,260,902	3,330,791
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING BALANCE	16,086,944	9,826,042	9,826,042	6,495,251
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING BALANCE	17,295,128	12,907,585	16,086,944	9,826,042
Proceeds from property and equipment loans				385,728
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid	4,080	3,963	16,095	16,754
Income taxes paid (refunded), net	296,768	(238,458)	1,688,781	(494,741)
NON CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of business acquisition deposit		122,111	122,111
Purchase price payable		$ 277,577
Establishment of operating right-of-use assets through operating lease obligations			$ 730,741	$ 1,150,916